Reclamation Obligation - Disclosure Of Detailed Information About Reclamation Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning Balance	$ 23,942	$ 5,422
Assumed with acquisition		17,675
Accretion	719	383
Disposals		(364)
Change in estimates	5,673	1,532
Foreign exchange translation	(105)	(706)
Ending Balance	30,229	23,942
Current portion	(344)
Non-current portion	29,885	23,546
Mesquite [Member]
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning Balance	19,457
Assumed with acquisition		17,675
Accretion	385	92
Change in estimates	1,579	1,690
Ending Balance	21,421	19,457
Current portion	(344)
Non-current portion	21,077
Aurizona [Member]
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning Balance	4,079	4,735
Accretion	334	275
Change in estimates	3,586	(225)
Foreign exchange translation	(105)	(706)
Ending Balance	7,894	4,079
Non-current portion	7,894
CastleMtn [Member]
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning Balance	406	339
Change in estimates	508	67
Ending Balance	914	406
Non-current portion	$ 914
Koricancha [Member]
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning Balance		348
Accretion		16
Disposals		$ (364)